BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2020
BORROWINGS
Schedule of Short-term Borrowings

	2019	2020
	December 31	September 30
	RMB	RMB
Short-term borrowings	8,517,391,989	9,535,886,241
Long-term borrowings—current portion	529,857,922	609,502,227
Total short-term borrowings	9,047,249,911	10,145,388,468

Schedule of Type of Short-term Borrowings

Details of the Group’s short-term borrowings as of September 30, 2020 are:

Type of loan	As of September 30, 2020	Guarantee/Collateral
Credit loan	1,861,055,912		a)
Letter of credit loan	2,494,501,696		a)
	1,886,453,211	Guaranteed by JinkoSolar Holding	b)
	130,000,000	Guaranteed by JinkoSolar Holding and Jiangxi Jinko	b)
	18,504,713	Guaranteed by Jinkosolar Holding and shareholders	b)
Guaranteed by subsidiaries of the	260,303,899	Guaranteed by Jiangxi Jinko	b)
Group and/or collateralized on the	762,731,200	Guaranteed by Zhejiang Jinko	b)
Group’s assets	533,642,741	Collateralized on Jiangxi Jinko's Account receivables	c)
	38,000,000	Collateralized on Zhejiang Jinko's Account receivables	c)
	68,418,860	Collateralized on bank deposits of Jinko USA	d)
	74,400,000	Collateralized on the Group’s inventories	e)
	473,357,366	Financings associated with failed sale-leaseback transactions	f)
	1,544,018,870	Guaranteed and collateralized on buildings, equipment and other assets of the Group	g)
Total	10,145,388,468
a)	As of September 30, 2020, the Group had short-term bank borrowings of RMB 1,861,055,912 credit loans, RMB 2,494,501,696 letter of credit loan. The remaining short-term bank borrowings of RMB 5,789,830,860 were either guaranteed by other parties and/or collateralized on the Group’s assets, detailed as following:
b)	Borrowings of RMB 1,886,453,211 guaranteed by JinkoSolar Holding, RMB130,000,000 guaranteed by JinkoSolar Holding and Jiangxi Jinko, RMB18,504,713 guaranteed by Jinkosolar Holding and shareholders, RMB260,303,899 guaranteed by Jiangxi Jinko, RMB762,731,200 guaranteed by Zhejiang Jinko, respectively.
c)	Borrowings of RMB533,642,741 collateralized on the account receivables of Jiangxi Jinko, and borrowing of RMB38,000,000 collateralized on the account receivables of Zhejiang Jinko.
d)	Borrowings of RMB68,418,860 collateralized on the bank deposit of Jinko USA.
e)	Borrowings of RMB74,400,000 collateralized on the Group’s inventories.
f)	As of September 30, 2020, the Company recorded financings associated with failed sale-lease back transactions with the amount of RMB 406,234,303 under long-term borrowings, and RMB473,357,366 as current portion (Note 20(b)).
g)	Borrowings of RMB115,000,000 collateralized on the Group’s construction in progress and RMB 1,429,018,870 collateralized on the Group's certain building and equipment, including RMB 985,238,018 which were also collateralized on the Group's certain land use rights, and RMB 151,000,000 were also collateralized on the Group's certain inventory. In addition, included in these borrowings there were borrowings of RMB75,943,950 guaranteed by Jinkosolar Holding, RMB 110,000,000 guaranteed by JinkoSolar Holding and Zhejiang Jinko, RMB 381,000,000 guaranteed by Jiangxi Jinko, RMB 35,000,000 guaranteed by Jiangxi Jinko and Zhejiang Trading, RMB392,137,018 guaranteed by Zhejiang Jinko and Jiangxi Heji, RMB 168,101,000 guaranteed by Jiangxi Jinko and Haining Jinko, RMB 264,400,000 guaranteed by shareholders (Xiande Li).

Schedule of Long-term Borrowings

	2019	2020
	December 31	September 30
	RMB	RMB
Long-term bank borrowings	1,390,440,838	883,140,159
Long-term financings associated with failed sale-leaseback transactions	725,604,249	879,591,669
Other long-term borrowings	—	3,753,002,287
Less: Current portion of long-term borrowings	(241,775,211)	(136,144,861)
Less: Current portion of financings associated with failed sale-leaseback transactions	(288,082,711)	(473,357,366)
Total long-term borrowings	1,586,187,165	4,906,231,888

Schedule of Long-term Future Principal Repayments

Year ended September 30,	RMB
2021	609,502,227
2022	262,089,642
2023	100,094,033
2024	101,450,065
2025	953,666,174
Thereafter	3,488,931,974
Total	5,515,734,115